MAINSTAY GROUP OF FUNDS

Supplement dated August 11, 2009 (“Supplement”)
to the Statement of Additional Information dated March 2, 2009 (“SAI”)

This Supplement updates certain information contained in the above-dated SAI for series of Eclipse Funds, Eclipse Funds Inc. and The MainStay Funds.  You may obtain copies of the Prospectuses and SAI free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.  These documents are also available via the Funds’ website at mainstayinvestments.com.  Please review this important information carefully.

Portfolio Holdings Disclosure

At a meeting held on June 18, 2009, the Board of Trustees of MainStay High Yield Corporate Bond Fund approved changes in the timing of the release of portfolio holdings information for the Fund.  As a result, the first paragraph of the section entitled “Disclosure of Portfolio Holdings” beginning on page 109 of the SAI is hereby deleted and replaced with the following:

A description of the Funds’ policies and procedures with respect to the disclosure of each of the Fund’s portfolio securities holdings is available in the Funds’ SAI.  The Manager will publish quarterly a list of each Fund’s ten largest holdings and publish monthly (quarterly, with respect to the MainStay High Yield Corporate Bond Fund) a complete schedule of each Fund’s portfolio holdings on the internet at mainstayinvestments.com.  You may also obtain this information by calling toll-free 800-MAINSTAY (624-6782).  With the exception of the MainStay High Yield Corporate Bond Fund, disclosure of each Fund’s portfolio holdings is made available as of the last day of each calendar month, no earlier than 30 days after the end of the reported month (15 days for Funds subadvised by ICAP).  Disclosure of the MainStay High Yield Corporate Bond Fund’s portfolio holdings is made available as of the last day of each calendar quarter, no earlier than 60 days after the end of the reported quarter.  In addition, disclosure of each Fund’s top ten holdings is made quarterly no earlier than 15 days after the end of each calendar quarter.  The Funds’ quarterly top ten holdings information is also provided in the Annual Report and Semi-Annual Report to shareholders and in the quarterly holdings report to the SEC on Form N-Q.

Organizational Changes

At a meeting held on June 23, 2009, the Funds’ Boards of Trustees/Directors (the “Board”) approved organizational changes for certain Funds, the details of which are described below.

MainStay All Cap Growth Fund

•
the termination of the subadvisory agreement between New York Life Investment Management LLC (“New York Life Investments”) and MacKay Shields LLC (“MacKay Shields”), effective prior to the opening of the U.S. financial markets on June 29, 2009;

•
the appointment of Epoch Investment Partners, Inc. (“Epoch”) as interim subadvisor to the Fund, effective at the opening of the U.S. financial markets on June 29, 2009, to ensure uninterrupted receipt by the Fund of portfolio management services following the termination of MacKay Shields;

•	changing the Fund’s investment objective, principal investment strategy, investment process, principal risks and primary benchmark index, effective June 29, 2009;

•	changing the Fund’s name to MainStay Epoch U.S. All Cap Fund, effective upon shareholder approval of Epoch as the Fund’s subadvisor, on or about October 16, 2009; and

•
a new subadvisory agreement between New York Life Investments and Epoch, which will become effective if approved by the Fund’s shareholders at a special meeting of shareholders expected to be held on or about October 16, 2009.

MainStay Capital Appreciation Fund

•	the termination of the subadvisory agreement between New York Life Investments and MacKay Shields, effective prior to the opening of the U.S. financial markets on June 29, 2009;

•
the appointment of Madison Square Investors LLC (“Madison Square Investors”) as interim subadvisor to the Fund, pursuant to an interim subadvisory agreement, effective at the opening of the U.S. financial markets on June 29, 2009, to ensure uninterrupted receipt by the Fund of portfolio management services following the termination of MacKay Shields;

•
changing the Fund’s investment objective, principal investment strategy, investment process, and principal risks to more closely align them to those of the MainStay Growth Equity Fund, effective June 29, 2009; and

•
reorganizing the Fund with and into the MainStay Growth Equity Fund, subject to approval by shareholders of the MainStay Capital Appreciation Fund at a special meeting of shareholders expected to be held on or about October 16, 2009.

MainStay Mid Cap Growth Fund

•	the termination of the subadvisory agreement between New York Life Investments and MacKay Shields, effective prior to the opening of the U.S. financial markets on June 29, 2009;

•
the appointment of Tony H. Elavia, an officer of New York Life Investments, as portfolio manager to the Fund, effective at the opening of the U.S. financial markets on June 29, 2009, to ensure uninterrupted receipt by the Fund of portfolio management services following the termination of MacKay Shields; and

•
reorganizing the Fund with and into the MainStay Large Cap Growth Fund, subject to approval by shareholders of the MainStay Mid Cap Growth Fund at a special meeting of shareholders expected to be held on or about October 16, 2009.

MainStay Mid Cap Value Fund

•	the termination of the subadvisory agreement between New York Life Investments and MacKay Shields, effective prior to the opening of the U.S. financial markets on June 29, 2009;

•
the appointment of Tony H. Elavia, an officer of New York Life Investments, as portfolio manager of the Fund, effective at the opening of the U.S. financial markets on June 29, 2009, to ensure uninterrupted receipt by the Fund of portfolio management services following the termination of MacKay Shields; and

•	reorganizing the Fund, along with MainStay Value Fund, with and into the MainStay ICAP Select Equity Fund, subject to approval by the shareholders of the MainStay Mid Cap Value Fund.

MainStay Small Cap Growth Fund

•	the termination of the subadvisory agreement between New York Life Investments and MacKay Shields, effective prior to the opening of the U.S. financial markets on June 29, 2009;

•
the appointment of Epoch as subadvisor to the Fund, pursuant to the terms of an exemptive order described on page 126 of the Fund’s Prospectus, effective at the opening of the U.S. financial markets on June 29, 2009;

•
changing the Fund’s principal investment strategy, investment process and primary benchmark index, amending the principal risks to more closely align them to those of the MainStay Small Company Value Fund, effective August 14, 2009; and

•
reorganizing the Fund with and into the MainStay Small Company Value Fund, subject to approval by shareholders of the MainStay Small Cap Growth Fund at a special meeting of shareholders expected to be held on or about October 16, 2009.

MainStay Small Company Value Fund

•	the termination of the subadvisory agreement between New York Life Investments and MacKay Shields, effective prior to the opening of the U.S. financial markets on June 29, 2009;

•
the appointment of Epoch as interim subadvisor to the Fund, pursuant to an interim subadvisory agreement, effective at the opening of the U.S. financial markets on June 29, 2009, to ensure uninterrupted receipt by the Fund of portfolio management services following the termination of MacKay Shields;

•	changing the Fund’s principal investment strategy, investment process and primary benchmark index, and amending the principal risks, effective August 14, 2009;

•	changing the Fund’s name to MainStay U.S. Small Cap Fund, effective upon shareholder approval of Epoch as the Fund’s subadvisor, on or about October 16, 2009; and

•
a new subadvisory agreement between New York Life Investments and Epoch, which will become effective if approved by the Fund’s shareholders at a special meeting of shareholders expected to be held on or about October 16, 2009.

MainStay Tax Free Bond Fund

•	the termination of the subadvisory agreement between New York Life Investments and Standish Mellon Asset Management Company LLC (“Standish”), effective as of the close of business on June 30, 2009;

•
the appointment of John Loffredo and Robert DiMella, officers of New York Life Investments, as portfolio managers to the Fund, effective at the opening of the U.S. financial markets on July 1, 2009, to ensure uninterrupted receipt by the Fund of portfolio management services following the termination of Standish;

•
a subadvisory agreement between New York Life Investments and MacKay Shields, which will become effective upon approval by the Fund’s shareholders at a special meeting of shareholders expected to be held on or about October 16, 2009; and

•	changing the Fund’s primary benchmark index, effective July 1, 2009.

MainStay Total Return Fund

•
the appointment, pursuant to the terms of an exemptive order described on page 150 of the Fund’s Prospectus, of Epoch as a co-subadvisor to the MainStay Total Return Fund to manage the fund’s equity investments, effective at the opening of the U.S. financial markets on June 29, 2009;

•
the appointment of Dan Roberts and Michael Kimble of MacKay Shields, the Fund’s existing co-subadvisor, as additional portfolio managers responsible for the overall asset allocation decisions for the Fund, as well as portfolio management of fixed income investments, effective at the opening of the U.S. financial markets on June 29, 2009;

•
changing the Fund’s prospectus disclosure to reflect Epoch’s Global Equity Yield strategy for equity investments; removing “U.S.” with regard to both equity and fixed income securities; and removing growth securities as a principal risk, effective August 14, 2009;

•	changing the Fund’s equity benchmark index from the Russell 1000® Index to the MSCI World Index, effective August 14, 2009; and

•	changing the Fund’s name from MainStay Total Return Fund to MainStay Income Builder Fund, effective on or about October 16, 2009.

MainStay Value Fund

•	the termination of the subadvisory agreement between New York Life Investments and MacKay Shields, effective prior to the opening of the U.S. financial markets on June 29, 2009;

•
the appointment of Institutional Capital LLC (“ICAP”) as interim subadvisor to the Fund, pursuant to an interim subadvisory agreement, effective at the opening of the U.S. financial markets on June 29, 2009, to ensure uninterrupted receipt by the Fund of portfolio management services following the termination of MacKay Shields;

•
changing the Fund’s investment objective, principal investment strategy, investment process, principal risks and primary benchmark index to more closely align them to those of the MainStay ICAP Select Equity Fund, effective June 29, 2009; and

•	reorganizing the Fund, along with the MainStay Mid Cap Value Fund, with and into the MainStay ICAP Select Equity Fund, subject to approval by the shareholders of the MainStay Value Fund.

In connection with the organizational changes, unless otherwise stated, the following became effective as of June 29, 2009:

1.	The Manager and Subadvisors’ chart on page 2 of the SAI is revised as follows:

Subadvisor	Fund Name
Epoch Investment Partners, Inc. (“Epoch”)	MainStay Trust MainStay Small Cap Growth Fund MainStay Total Return Fund (equity portion) Eclipse Trust MainStay Small Company Value Fund Eclipse Funds Inc. MainStay All Cap Growth Fund
Institutional Capital LLC (“ICAP”)	MainStay Trust MainStay MAP Fund (portion) MainStay Value Fund

Subadvisor	Fund Name
MacKay Shields LLC (“MacKay Shields”)
MainStay Trust
MainStay Convertible Fund
MainStay Diversified Income Fund
MainStay Global High Income Fund
MainStay Government Fund
MainStay High Yield Corporate Bond Fund
MainStay Institutional Bond Fund
MainStay International Equity Fund
MainStay Total Return Fund (fixed income portion)

Eclipse Funds Inc.
MainStay 130/30 High Yield Fund
MainStay Intermediate Term Bond Fund
MainStay Short Term Bond Fund

Madison Square Investors LLC (“Madison Square Investors”)
MainStay Trust
MainStay Capital Appreciation Fund
MainStay Common Stock Fund

Eclipse Trust
MainStay Balanced Fund (equity portion)
MainStay Mid Cap Core Fund

Eclipse Funds Inc.
MainStay 130/30 Core Fund
MainStay 130/30 Growth Fund
MainStay 130/30 International Fund
MainStay Conservative Allocation Fund
MainStay Growth Allocation Fund
MainStay Growth Equity Fund
MainStay Income Manager Fund (equity portion)
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund
MainStay Retirement 2010 Fund
MainStay Retirement 2020 Fund
MainStay Retirement 2030 Fund
MainStay Retirement 2040 Fund
MainStay Retirement 2050 Fund
MainStay S&P 500 Index Fund

Markston International LLC (“Markston”)	MainStay Trust MainStay MAP Fund (portion)
Winslow Capital Management LLC (“Winslow”)	MainStay Trust MainStay Large Cap Growth Fund

2.	All references to MacKay Shields as subadvisor to the MainStay All Cap Growth Fund, MainStay Small Cap Growth Fund and MainStay Small Company Value Fund are hereby replaced with references to Epoch.

3.	All references to MacKay Shields as subadvisor to the MainStay Capital Appreciation Fund are hereby replaced with references to Madison Square Investors.

4.	All references to MacKay Shields as subadvisor to the MainStay Mid Cap Growth Fund and MainStay Mid Cap Value are hereby deleted.

5.	All references to Standish as subadvisor to the MainStay Tax Free Bond Fund are hereby deleted.

6.	The section entitled “Additional Information About the Funds” beginning on page 3 of the SAI is revised as follows:

a.
Delete the paragraphs regarding the MainStay All Cap Growth Fund, MainStay Mid Cap Growth Fund, MainStay Mid Cap Value Fund, MainStay Small Cap Growth Fund, MainStay Small Company Value Fund and MainStay Value Fund

b.	Replace the paragraphs regarding the MainStay Capital Appreciation Fund, MainStay Growth Equity Fund and MainStay Total Return Fund with the following:

MainStay Capital Appreciation Fund

In selecting stocks for the Fund, the Subadvisor uses several models that attempt to select securities with improving earnings growth characteristics from among the largest publicly traded U.S. large- and mid-capitalization growth stocks within the Russell 1000® Growth Index. Each model uses as inputs the following market analysts, price momentum, free cash flow yield, and a valuation factor, such as price revenues. Each model's return forecast is combined to create a single return forecast for each company in the investment universe. This methodology permits the Subadvisor to evaluate companies compared both to their competitors and to companies in other industries.

The Subadvisor also employs a sell discipline pursuant to which it will typically consider selling a position in a company:
•	If the company's short-term relative performance deteriorates significantly;
•	If the company falls below the median in the Subadvisor's quantitative universe; or
•	If the Subadvisor engages in periodic rebalancing of the Fund.

Typically, the Subadvisor intends to invest substantially all of the Fund's investable assets in domestic securities, however, the Fund is permitted to invest up to 20% of its net assets in foreign securities (those issued by companies organized outside the U.S. and traded in markets outside the U.S.).

MainStay Growth Equity Fund

In selecting stocks for the Fund, the Subadvisor uses several models that attempt to select securities with improving earnings growth characteristics from among the largest publicly traded U.S. large- and mid-capitalization growth stocks within the Russell 1000® Growth Index. Each model uses as inputs the following market analysts, price momentum, free cash flow yield, and a valuation factor, such as price revenues. Each model's return forecast is combined to create a single return forecast for each company in the investment universe. This methodology permits the Subadvisor to evaluate companies compared both to their competitors and to companies in other industries.

The Subadvisor also employs a sell discipline pursuant to which it will typically consider selling a position in a company:
•	If the company's short-term relative performance deteriorates significantly;
•	If the company falls below the median in the Subadvisor's quantitative universe; or
•	If the Subadvisor engages in periodic rebalancing of the Fund.

Typically, the Subadvisor intends to invest substantially all of the Fund's investable assets in domestic securities, however, the Fund is permitted to invest up to 20% of its net assets in foreign securities (those issued by companies organized outside the U.S. and traded in markets outside the U.S.).

MainStay Total Return Fund

The MainStay Total Return Fund may invest in common stocks, convertible securities, warrants and fixed-income securities, such as bonds, preferred stocks and other debt obligations, including money market instruments. The Fund will also invest in stocks and other equity securities that it believes to be undervalued based upon factors such as ratios of market price to book value, estimated liquidating value and projected cash flow.

The duration of the Fund's portfolio will be managed in light of current and projected economic and market conditions and other factors considered relevant by the Subadvisors.

Although the MainStay Total Return Fund does not intend to seek short-term profits, securities in its portfolio will be sold whenever a Subadvisor believes it is appropriate to do so without regard to the length of time the particular security may have been held, subject to certain tax requirements for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). A high turnover rate involves greater expenses to the Fund and may increase the possibility of shareholders realizing taxable capital gains. The Fund engages in portfolio trading if it believes a transaction, net of costs (including custodian charges), will help in achieving its investment objective. The Fund may also purchase and sell foreign currency exchange contracts for purposes of seeking to enhance portfolio returns and manage portfolio risk more efficiently and may enter into various types of swaps, including credit default swaps.

5.
The table beginning on page 82 in the section entitled “Subadvisory Agreements” is hereby amended to disclose the revised annual rates at which subadvisory fees are paid to the Subadvisors for several  Funds:

FUND NAME	ANNUAL RATE
MainStay All Cap Growth Fund	0.250%
MainStay Capital Appreciation Fund	0.360%[1]
MainStay Small Company Value Fund	0.425%[2]
MainStay Total Return Fund	50% of the effective gross management fee[3]
MainStay Value Fund	0.360%[1]

1	on assets up to $200 million; 0.325% on assets from $200 million up to $500 million; and 0.250% on assets in excess of $500 million.
2	on assets up to $1 billion and 0.400% on assets in excess of $1 billion.
3
For reference, the management fee schedule for MainStay Total Return Fund is 0.64% on assets up to $500 million; 0.60% on assets between $500 million and $1 billion; and 0.575% on assets in excess of $1 billion.

6.
The section entitled “Guidelines Examples” beginning on page 105 of the SAI is hereby amended to delete Standish’s proxy voting policies and procedures, and include Epoch’s proxy voting policies and procedures as follows:

MainStay All Cap Growth Fund, MainStay Small Cap Growth Fund, MainStay Small Company Value Fund and MainStay Total Return Fund

The Manager has delegated proxy voting authority to the Funds’ Subadvisor, Epoch.  A summary of Epoch’s proxy voting policies and procedures is provided below.

Epoch’s proxy voting policy requires Epoch to vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. Epoch's policy underscores Epoch’s concern that all proxy voting decisions be made in the best interests of the Fund shareholders. Epoch’s policy dictates that Epoch vote such proxies in a manner that will further the economic value of each investment for the expected holding period. Each vote cast by Epoch on behalf of the Fund is done on a case-by-case basis, taking into account all relevant factors.

To assist Epoch in researching and voting proxies, Epoch utilizes the research and implementation services of a third-party proxy service provider, Risk Metrics Group (“RMG”).  Epoch has also adopted guidelines with respect to voting certain frequently recurring proxy issues.

Where clients have delegated authority to vote proxies to Epoch, it votes them in accordance with its standard voting guidelines unless it agrees with the client to apply modified guidelines. RMG researches each proxy issue and provides a recommendation to Epoch on how to vote based on such research and its application of the research to the applicable voting guidelines.

7.
The section entitled “Portfolio Managers” beginning on page 110 of the SAI is hereby revised to (a) delete Jordan Alexander, John Butler, Robert J. Centrella, Eileen Cook, Lanette Donovan, Michael Faloon, Stephen Friscia, Denise E. Higgins, Richard A. Rosen, Mark T. Spellman, Edmund C. Spelman and Christine Todd as portfolio managers; (b) revise the information for Rupal Bhansali, Tony H. Elavia, Michael Kimble, Harish Kumar, Dan Roberts, Jerrold K. Senser, and Thomas R. Wenzel; and (c) include information for Robert DiMella, John Loffredo, David N. Pearl, William W. Priest, Eric Sappenfield and Michael Welhoelter as new portfolio managers.  The number of accounts and asset information presented in columns 3 through 8 is as of April 30, 2009 and does not include the organizational changes that became effective June 29, 2009.

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS

Rupal Bhansali	MainStay International Equity Fund	2 RICs $649,417,452	0	7 Accounts $943,895,002	0	0	2 Accounts $299,680,050

Robert DiMella	MainStay Tax Free Bond Fund	0	2 Accounts $52,000,000	3 Accounts $150,000,000	0	0	0

Tony H. Elavia	MainStay Balanced Fund, MainStay Income Manager Fund, MainStay Asset Allocation Funds, MainStay Retirement Funds, MainStay Mid Cap Growth Fund and MainStay Mid Cap Value Fund	5 RICs $1,078,386,822	0	2 Accounts $27,296,233	0	0	0

Michael Kimble	MainStay 130/30 High Yield Fund and MainStay Total Return Fund	2 RICs $150,669,683	6 Accounts $758,981,943	19 Accounts $3,047,897,650	0	2 Accounts $83,580,933	4 Accounts $411,137,518

Harish Kumar	MainStay Capital Appreciation Fund, MainStay Growth Equity Fund, MainStay 130/30 Growth Fund, MainStay Income Manager Fund	0	0	2 Accounts $6,491,925	0	0	1Account $1,689,921

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS

John Loffredo	MainStay Tax Free Bond Fund	0	2 Accounts $52,000,000	3 Accounts $150,000,000	0	0	0

David N. Pearl	MainStay All Cap Growth Fund, MainStay Small Cap Growth Fund, MainStay Small Company Value Fund	2 RICs $183,534,511	28 Accounts $1,905,517,418	82 Accounts $1,850,696,752	0	1 Account $63,542,946	4 Accounts $293,804,828

William W. Priest	MainStay All Cap Growth Fund, MainStay Small Cap Growth Fund, MainStay Small Company Value Fund, MainStay Total Return Fund	4 RICs $556,707,295	44 Accounts $2,849,314,044	136 Accounts $2,264,665,640	0	2 Accounts $122,784,315	8 Accounts $322,973,474

Dan Roberts	MainStay 130/30 High Yield Fund, MainStay Total Return Fund	2 RICs $150,669,683	6 Accounts $758,981,943	19 Accounts $3,047,897,650	0	2 Accounts $83,580,933	4 Accounts $411,137,518

Eric Sappenfield	MainStay Total Return Fund	1 RIC $267,474,733	7 Accounts $717,683,206	0	0	0	0

Jerrold K. Senser	MainStay MAP Fund, MainStay Value Fund	14 RICs $5,017,041,875	12 Accounts $1,183,354,034	120 Accounts $5,106,952,047	0	0	12 Accounts $919,466,519

Michael Welhoelter	MainStay All Cap Growth Fund, MainStay Small Cap Growth Fund, MainStay Small Company Value Fund, MainStay Total Return Fund	4 RICs $556,707,295	44 Accounts $2,849,314,044	136 Accounts $2,264,665,640	0	2 Accounts $122,784,315	8 Accounts $322,973,474

Thomas R. Wenzel	MainStay MAP Fund, MainStay Value Fund	14 RICs $5,017,041,875	12 Accounts $1,183,354,034	120 Accounts $5,106,952,047	0	0	12 Accounts $919,466,519

8.	The section entitled “Portfolio Manager Compensation Structure” beginning on page 113 of the SAI is hereby amended to include the following, provided as of April 30, 2009:

Epoch

Epoch compensates its portfolio managers with a fixed annual salary plus a discretionary bonus determined by its management committee.  The portfolio managers do not receive compensation that is based upon the Fund's, any other commingled accounts, or any private account's pre- or after-tax performance, or the value of the assets held by such entities. The portfolio managers do not receive any special or additional compensation from Epoch for their services as Portfolio Managers. Messrs. Priest, Pearl, Sappenfield and Welhoelter are each shareholders of Epoch Holding Corporation, a public company that is the parent company of Epoch. As shareholders of Epoch Holding Corporation, Messrs. Priest, Pearl, Sappenfield and Welhoelter are each entitled to share in any dividends or appreciation of the public company's stock.

9.
The table listing portfolio manager ownership of fund securities beginning on page 115 of the SAI is hereby amended to delete Jordan Alexander, John Butler, Robert J. Centrella, Eileen Cook, Lanette Donovan, Michael Faloon, Stephen Friscia, Denise E. Higgins, Richard A. Rosen, Mark T. Spellman, Edmund C. Spelman and Christine Todd, and to add the following for Robert DiMella, John Loffredo, David N. Pearl, William W. Priest, Eric Sappenfield and Michael Welhoelter, provided as of April 30, 2009:

PORTFOLIO MANAGER	FUND	$ RANGE OF OWNERSHIP
Robert DiMella	N/A	None
John Loffredo	N/A	None
David N. Pearl	N/A	None
William W. Priest	N/A	None
Eric Sappenfield	N/A	None
Michael Welhoelter	N/A	None

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